Exhibit 99.1

CRVNA 2021-P1 Servicer Report

REVISED MONTHLY REPORT

Distribution Date:	4/12/2021
Collection Period:	3/1/2021	Through	3/31/2021
Accrual Period:	3/18/2021	Through	4/12/2021

	Principal Balance Rollforward of Receivables and Additonal Collection Activity

			Unit	Principal
	Principal		Reconciliation	Reconciliation
(1)	Beginning Pool Balance	(1)	0	0.00
(2)	Collateral Pledged (Subsequent Receivables Acquired in Collection Period)	(2)	21,606	415,000,001.42
(3)	Collateral Takeout & Unwinds	(3)	45	977,495.23
(4)	Principal Collections	(4)
(5)	Total collections allocable to principal & Units Paid in Full	(5)	375	14,844,384.31
(6)	Purchased Receivables & receivables purchased pursuant to section 6.1	(6)	0	0.00
(7)	Charged-Off Losses (Gross)	(7)
(8)	Charged-off Losses (system current period)	(8)	2	17,893.14

(9)	Ending Pool Balance	(9)	21,184	399,160,228.74

	Interest, Fees and Recoveries
(10)	Collections allocable to interest	(10)		2,867,250.26
(11)	Collections from Recoveries (prior charge-offs)	(11)		0.00
(12)	All other amounts and fees received and not allocable to principal	(12)		6,949.00

(13)	Total non-Principal Collections	(13)		2,874,199.26

	Principal Balance Roll-Forward of Notes
(14)	Original Pool Balance as of Cutoff Date		(14)	415,000,001.42
(15)	The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}		(15)	96.18%

(16)	Original Class A-1 Note Balance		(16)	50,000,000.00
(17)	Beginning Class A-1 Note Balance		(17)	50,000,000.00
(18)	Class A-1 Monthly Parity Deficit Amount		(18)	15,839,771.26
(19)	Class A-1 Regular Principal Payment Amount		(19)	2,455,354.13

(20)	Class A-1 Note Balance after Class A-1 Monthly Principal Payment		(20)	31,704,874.61
(21)	Class A-1 Pool Factor {(20)/(16)}		(21)	63.41%

(22)	Original Class A-2 Note Balance		(22)	130,000,000.00
(23)	Beginning Class A-2 Note Balance		(23)	130,000,000.00
(24)	Class A-2 Monthly Parity Deficit Amount		(24)	0.00
(25)	Class A-2 Regular Principal Payment Amount		(25)	0.00

(26)	Class A-2 Note Balance after Class A-2 Monthly Principal Payment		(26)	130,000,000.00
(27)	Class A-2 Pool Factor {(26)/(22)}		(27)	100.00%

(28)	Original Class A-3 Note Balance		(28)	130,000,000.00
(29)	Beginning Class A-3 Note Balance		(29)	130,000,000.00
(30)	Class A-3 Monthly Parity Deficit Amount		(30)	0.00
(31)	Class A-3 Regular Principal Payment Amount		(31)	0.00

(32)	Class A-3 Note Balance after Class A-3 Monthly Principal Payment		(32)	130,000,000.00
(33)	Class A-3 Pool Factor {(32)/(28)}		(33)	100.00%

(34)	Original Class A-4 Note Balance		(34)	68,000,000.00
(35)	Beginning Class A-4 Note Balance		(35)	68,000,000.00
(36)	Class A-4 Monthly Parity Deficit Amount		(36)	0.00
(37)	Class A-4 Regular Principal Payment Amount		(37)	0.00

(38)	Class A-4 Note Balance after Class A-4 Monthly Principal Payment		(38)	68,000,000.00
(39)	Class A-4 Pool Factor {(38)/(34)}		(39)	100.00%

(40)	Original Class B Note Balance		(40)	14,000,000.00
(41)	Beginning Class B Note Balance		(41)	14,000,000.00
(42)	Class B Monthly Parity Deficit Amount		(42)	0.00
(43)	Class B Regular Principal Payment Amount		(43)	0.00

(44)	Class B Note Balance after Class B Monthly Principal Payment		(44)	14,000,000.00
(45)	Class B Pool Factor {(44)/(40)}		(45)	100.00%

(46)	Original Class C Note Balance		(46)	16,000,000.00
(47)	Beginning Class C Note Balance		(47)	16,000,000.00
(48)	Class C Monthly Parity Deficit Amount		(48)	0.00
(49)	Class C Regular Principal Payment Amount		(49)	0.00

(50)	Class C Note Balance after Class C Monthly Principal Payment		(50)	16,000,000.00
(51)	Class C Pool Factor {(50)/(46)}		(51)	100.00%

(52)	Original Class D Note Balance		(52)	7,000,000.00
(53)	Beginning Class D Note Balance		(53)	7,000,000.00
(54)	Class D Monthly Parity Deficit Amount		(54)	0.00
(55)	Class D Regular Principal Payment Amount		(55)	0.00

(56)	Class D Note Balance after Class D Monthly Principal Payment		(56)	7,000,000.00
(57)	Class D Pool Factor {(56)/(52)}		(57)	100.00%

(58)	Original Class N Note Balance		(58)	17,000,000.00
(59)	Beginning Class N Note Balance		(59)	17,000,000.00
(60)	Class N Regular Principal Payment Amount		(60)	0.00

(61)	Class N Note Balance after Class N Monthly Principal Payment		(61)	17,000,000.00
(62)	Class N Pool Factor {(61)/(58)}		(62)	100.00%

	Overcollateralization & Principal Payment Calculation
(63)	Overcollateralization in Dollars		(63)	2,455,354.13
(64)	Overcollateralization Percentage		(64)	0.59%
(65)	Overcollateralization Target %		(65)	1.10%

(66)	Total Available Cash		(66)	18,804,266.92
(67)	Distributions in priority to Regular PDA		(67)	(16,348,912.79)

(68)	Cash available to principal		(68)	2,455,354.13

(69)	Beginning of Period AAA through BBB Note Balance {sum of (17,23,29,35,41, 47, 53)}	(69)		415,000,000.00
(70)	Ending Collateral Balance {(9)}	(70)	399,160,228.74
(71)	OC Target Amount {(14)*(65)}	(71)	4,565,000.02

(72)	Required ProForma Note Balance	(72)		394,595,228.72

(73)	Excess	(73)		20,404,771.28

(74)	Regular PDA {lesser of (68) and (73)}	(74)		2,455,354.13

	Reserve Account & Class N Reserve Account Reconciliation
	(a) Reserve Account Rollforward
(75)	Specified Reserve Account Amount {(14) * 0.5%}		(75)	2,075,000.00
(76)	Aggregate Note Balance after all distributions {sum of (44,33,32,26,20)}		(76)	396,704,874.61
(77)	Specified Reserve Amount {Lesser of (75),(76)}		(77)	2,075,000.00

(78)	Beginning of Period Reserve Account Balance		(78)	2,075,000.00
(79)	Amount withdrawn from the Reserve Account		(79)	0.00
(80)	Amount deposited to the Reserve Account		(80)	0.00

(81)		Ending Reserve Account Balance			(81)	2,075,000.00

	(b)	Class N Reserve Account Rollforward
(82)		Specified Class N Reserve Account Amount			(82)	207,500.00
(83)		Aggregate Class N Note Balance after all distributions			(83)	17,000,000.00
(84)		Specified Class N Reserve Amount			(84)	207,500.00

(85)		Beginning of Period Class N Reserve Account Balance			(85)	207,500.00
(86)		Amount withdrawn from the Reserve Account			(86)	22,440.00
(87)		Amount deposited to the Reserve Account			(87)	0.00

(88)		Ending Class N Reserve Account Balance			(88)	185,060.00

	Performance Data for the Collection Period

	Loss Data
	(a)	Gross Losses
(89)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period			(89)	0
(90)		Gross Charged-Off Receivables losses occurring in current Collection Period {(7)}			(90)	17,893

(91)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period			(91)	17,893

	(b)	Liquidation Proceeds
(92)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period			(92)	0
(93)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}			(93)	0
(94)		Less Liquidation Expenses incurred in the current Collection Period			(94)	(1,185)

(95)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period			(95)	(1,185)

	(c)	Net Losses
(96)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period			(96)	0
(97)		Net Charged-Off Receivables losses occurring in current Collection Period {(7)-(11)-(94)}			(97)	19,078

(98)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period			(98)	19,078

	(d)	Historical Net Loss Data

				Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period		0	0	0.00%
		Net Losses in Second Preceding Collection Period		0	0	0.00%
		Net Losses in First Preceding Collection Period		0	0	0.00%
		Net Losses in Current Collection Period		407,080,115	19,078	0.00%

	Delinquency Data
	(d)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period		Current Collection Period		1

				Delinquency Bucket	No. of Receivables	Principal Balance
(99)			(99)	31-60	18	353,003.13
(100)			(100)	61-90	3	111,380.77
(101)			(101)	91-120	0	0.00
(102)			(102)	Total Delinquencies	21	464,383.90

(103)		Receivables greater than 60 days delinquent at end of Collection Period	(103)			0.03%
(104)		Delinquency Trigger Level (based on Current Collection Period)	(104)			2.00%

	Statistical Data

				Original	Prev. Month	Current
	(e)	Pool Statistics in the Collection Period
(105)		Weighted Average APR of the Receivables	(105)	8.19%	8.19%	8.21%
(106)		Weighted Average Remaining Term of the Receivables	(106)	69.00	69.00	68.78
(107)		Weighted Average Original Term of the Receivables	(107)	70.00	70.00	69.79
(108)		Average Principal Balance	(108)	19,208	19,208	19,208
(109)		Net Losses in Period {(97)}	(109)	0.00	0.00	19,078.14
(110)		Aggregate Realized Losses {(98)}	(110)	0.00	0.00	19,078.14
(111)		Aggregate Realized Loss percentage {(98)/(14)}	(111)	0.00%	0.00%	0.00%
(112)		Number of Receivables at End of Collection Period	(112)	21,606	21,606	21,184

	Extension Data
	(f)	Collection Period Extension Data
(113)		Number of receivables extended in Collection Period (A)			(113)	0
(114)		Principal Balance of receivables extended in Collection Period (B)			(114)	0.00
(115)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)			(115)	21,606
(116)		Pool Balance as of the beginning of the Collection Period (D)			(116)	415,000,001.42
(117)		Ratio of (A) over (C)			(117)	0.00%
(118)		Ratio of (B) over (D)			(118)	0.00%

	Amounts Deposited into the Collection Account
		Available Principal
(119)		Collections allocable to principal {(5)}			(119)	14,844,384.31
(120)		Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}			(120)	0.00
(121)		Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)			(121)	0.00
(122)		Purchase Amount for Collateral Takeout & Unwinds			(122)	1,085,683.35

(123)		Total Collected Principal			(123)	15,930,067.66

		Collected Interest and Supplemental Servicing Fees
(124)		Collections allocable to interest {(10)}			(124)	2,867,250.26
(125)		Collections allocable to Supplemental Servicing Fees {(12)}			(125)	6,949.00

(126)		Total Collected Interest and Supplemental Servicing Fees			(126)	2,874,199.26

(127)		Excess amount withdrawn from Reserve Account {(79)}			(127)	0.00

(128)		Amount deposited to Collection Account			(128)	18,804,266.92

	Calculation and Allocation of Priority PDA
		Class	Note Balance	Pool Balance	PDA Required	Cash Available	Cash Allocated to PDA	Priority PDA Payment
(129)	1	Class A-1	50,000,000.00	399,160,228.74	0.00	18,328,052.06	0.00		15,839,771.26
(130)		Class A-2	180,000,000.00	399,160,228.74	0.00	18,328,052.06	0.00		0.00
(131)		Class A-3	310,000,000.00	399,160,228.74	0.00	18,328,052.06	0.00		0.00
(132)		Class A-4	378,000,000.00	399,160,228.74	0.00	18,328,052.06	0.00		0.00
(133)	3	Class B	392,000,000.00	399,160,228.74	0.00	18,317,870.95	0.00		0.00
(134)	4	Class C	408,000,000.00	399,160,228.74	8,839,771.26	18,302,910.95	8,839,771.26		0.00
(135)	5	Class D	415,000,000.00	399,160,228.74	7,000,000.00	9,455,354.13	7,000,000.00		0.00

	Calculation of Interest Distributable Amount
		Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days(1)	Days Basis Rate	Calculated Interest
(136)	1	Class A-1	50,000,000.00	0	0.15590%	25	6.94%		5,413.19
(137)		Class A-2	130,000,000.00	0	0.28%	22	6.11%		22,244.44
(138)		Class A-3	130,000,000.00	0	0.54%	22	6.11%		42,900.00
(139)		Class A-4	68,000,000.00	0	0.86%	22	6.11%		35,737.78
(140)	2	Class B	14,000,000.00	0	1.19%	22	6.11%		10,181.11
(141)	3	Class C	16,000,000.00	0	1.53%	22	6.11%		14,960.00
(142)	4	Class D	7,000,000.00	0	1.82%	22	6.11%		7,785.56
(143)	5	Class N	17,000,000.00	0	2.16%	22	6.11%		22,440.00
	(1)	Report is being revised to apply the appropriate interest accrual period for each class as described in the offering documents for the securities issued by the Issuing Entity. This affects the amount of interest that was previously distributed and the amount of principal distributed to noteholders.

	Cash Distributions for Activity in Collection Period (Waterfall)

							Pursuant to
							Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
		Total Deposited to Collection Account					18,804,266.92	0.00	0.0%
		Supplemental Servicing Fees					6,949.00	0.00	0.0%
		Unpaid Supplemental Servicing Fees from prior Distribution Date					0.00	0.00	0.0%
		Servicer Liquidation Reimbursements					1,185.00	0.00	0.0%
		Unpaid Servicer Liquidation Reimbursements from prior Distribution Date					0.00	0.00	0.0%
		Available Funds					18,796,132.92	0.00	0.0%
	1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)				1.00%	357,361.11	0.00	0.0%
		Servicing Fee Payable from Servicing Strip Amount				0.57%	203,695.83	0.00	0.0%
		Servicing Strip Amount distributed to Class XS Notes				0.43%	153,665.28	0.00	0.0%
		Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)					0.00	0.00	0.0%
	2	Indemnity amounts due to Backup Servicer as successor servicer					0.00	0.00	0.0%
		Fees due to:
		Indenture Trustee					1,500.00	0.00	0.0%
		Owner Trustee					0.00	0.00	0.0%
		Grantor Trust Trustee					0.00	0.00	0.0%
		Administrator					83.33	0.00	0.0%
		Collateral Custodian					0.00	0.00	0.0%
		Asset Representations Reviewer					0.00	0.00	0.0%
		Rating Agency					0.00	0.00	0.0%
	3	Backup Servicer Fee					2,841.00	0.00	0.0%
	4	Class A Interest Distributable Amount					106,295.42	0.00	0.0%
	5	First Priority PDA					0.00	0.00	0.0%
	6	Class B Interest Distributable Amount					10,181.11	0.00	0.0%
	7	Second Priority PDA					0.00	0.00	0.0%
	8	Class C Interest Distributable Amount					14,960.00	0.00	0.0%
	9	Third Priority PDA					8,839,771.26	0.00	0.0%
	10	Class D Interest Distributable Amount					7,785.56	0.00	0.0%
	11	Fourth Priority PDA					7,000,000.00	0.00	0.0%
	12	Reserve Account (amount required to fund Reserve Account to required amount)					0.00	0.00	0.0%
	13	Regular PDA (other than Class N and Class XS Notes)					2,455,354.13	0.00	0.0%
	14	Class N interest Distributable Amount					22,440.00	0.00	0.0%
	15	Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount)					0.00	0.00	0.0%
	16	Class N Principal Distribution Amount (until paid-in-full)					0.00	0.00	0.0%
	17	Unpaid indemnity amounts due to Backup Servicer as successor servicer					0.00	0.00	0.0%
		Unpaid Fees due to:
		Indenture Trustee					0.00	0.00	0.0%
		Owner Trustee					0.00	0.00	0.0%
		Grantor Trust Trustee					0.00	0.00	0.0%
		Administrator					0.00	0.00	0.0%
		Collateral Custodian					0.00	0.00	0.0%
		Asset Representations Reviewer					0.00	0.00	0.0%
		Rating Agency					0.00	0.00	0.0%
		Backup Servicer					0.00	0.00	0.0%
	18	To holders of the certificates, any remaining amounts					0.00	0.00	0.0%